Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Balance as of January 1	$ 226	$ 193	$ 285
Gross additions, current period	14	19	23
Gross reductions, current period	0	0	(14)
Gross additions, prior years	0	28	69
Gross reductions, prior years	(131)	(14)	(159)
Settlements	(54)	0	(11)
Balance as of December 31	$ 55	$ 226	$ 193